G2 Information regarding members of the Board of Directors and Group management (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Remuneration to Members of the Board of Directors

Remuneration to members of the Board of Directors

SEK	Board fees	Number of synthetic shares/ portion of Board fee	Value at grant date of synthetic shares allocated in 2018	Number of previously allocated synthetic shares outstanding		Net change in value of synthetic shares 1)		Committee fees	Total fees paid in cash 2)	Total remuneration 2018
			A			B			C	(A+B+C)
Board member
Ronnie Leten	4,075,000	30,969/50%	2,037,330	—		375,654		375,000	2,412,500	4,825,484
Helena Stjernholm	990,000	7,523/50%	494,909	19,754		494,201		175,000	670,000	1,659,110
Jacob Wallenberg	990,000	11,285/75%	742,396	28,390		748,678		175,000	422,500	1,913,574
Jon Fredrik Baksaas	990,000	11,285/75%	742,396	12,992		307,523		200,000	447,500	1,497,419
Jan Carlson	990,000	11,285/75%	742,396	12,992		307,523		425,000	672,500	1,722,419
Nora Denzel	990,000	3,761/25%	247,422	9,819		276,017		425,000	1,167,500	1,690,939
Börje Ekholm	—	—	—	24,789		737,547		—	—	737,547
Eric A. Elzvik	990,000	3,761/25%	247,422	4,330		102,491		350,000	1,092,500	1,442,413
Kurt Jofs	990,000	11,285/75%	742,396	—		136,887		350,000	597,500	1,476,783
Kristin S. Rinne	990,000	3,761/25%	247,422	16,056		352,161		200,000	447,500	1,047,083
Employee Representatives
Torbjörn Nyman	31,500	—	—	—		—		—	31,500	31,500
Kjell-Åke Soting	40,500	—	—	—		—		—	40,500	40,500
Roger Svensson	48,000	—	—	—		—		—	48,000	48,000
Karin Åberg 3)	13,500	—	—	—		—		—	13,500	13,500
Per Holmberg (deputy) 4)	1,500	—	—	—		—		—	1,500	1,500
Tomas Lundh (deputy) 5)	7,500	—	—	—		—		—	7,500	7,500
Anders Ripa (deputy)	21,000	—	—	—		—		—	21,000	21,000
Loredana Roslund (deputy)	21,000	—	—	—		—		—	21,000	21,000

Total	12,179,500	94,915	6,244,089	129,122		3,838,682		2,675,000	8,114,500	18,197,271

Total	12,179,500	94,915	6,244,089	153,178	7)	4,393,522	7)	2,675,000	8,114,500	18,752,111	7)

1)	The difference in value as of the time for payment, compared to December 31, 2017, for synthetic shares allocated in 2013 (for which payment was made in 2018).

The difference in value as of December 31, 2018 compared to December 31, 2017, for synthetic shares allocated in 2014, 2015, 2016 and 2017. Calculated on a share price of SEK 77.92. The difference in value as of December 31, 2018, compared to grant date for synthetic shares allocated in 2018.

The value of synthetic shares allocated in 2014, 2015, 2016 and 2017 includes respectively SEK 3.40, SEK 3.70, SEK 1.00 and SEK 1.00 per share in compensation for dividends resolved by the Annual General Meetings 2015, 2016, 2017 and 2018 and the value of the synthetic shares allocated in 2013 includes dividend compensation for dividends resolved in 2014, 2015, 2016 and 2017.

2)	Committee fee and cash portion of the Board fee.
3)	Left the Board in connection with the Annual General Meeting of shareholders 2018.
4)	Joined the Board in November 2018.
5)	Left the Board in September 2018.
6)	Excluding social security charges in the amount of SEK 4,176,652.
7)	Including synthetic shares previously allocated to the former Directors Kristin Skogen Lund and Sukhinder Singh Cassidy.

Summary of Remuneration Costs for the President and CEO and Other Members of Executive Leadership Team (ELT)

Remuneration costs for the President and CEO and other members of Executive Team (ET)

SEK	President and CEO 2018	President and CEO 2017	Other members of ET 2018	Other members of ELT 2017	Total 2018	Total 2017
Salary 1)	15,362,592	14,379,170	87,557,407	108,135,646	102,919,999	122,514,816
Termination benefits	—	—	8,977,037	54,023,816	8,977,037	54,023,816
Annual variable remuneration provision earned for the year	—	—	26,041,833	7,331,278	26,041,833	7,331,278
Long-term variable compensation provision	18,351,265	6,119,323	16,549,282	9,840,643	34,900,547	15,959,966
Pension costs 2)	7,890,372	7,528,073	31,776,195	31,592,635	39,666,567	39,120,708
Other benefits	424,513	318,187	11,785,239	17,311,905	12,209,752	17,630,092
Social charges and taxes	13,205,431	8,894,255	51,255,788	52,086,808	64,461,219	60,981,063

Total	55,234,173	37,239,008	233,942,781	280,322,731	289,176,954	317,561,739

1)	Includes compensation for unused vacation days.
2)	Includes cash payments to the President and CEO in lieu of defined contribution payment in a cost neutral way to Ericsson.